Consolidated statements of income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 430,909	$ 391,481	$ 361,375
Cost of revenue	79,416	70,566	61,846
Gross profit	351,493	320,915	299,529
Operating expenses:
Research and development	90,664	90,241	90,720
Sales and marketing	176,675	171,678	161,208
General and administrative	85,331	74,814	62,710
Total operating expenses	352,670	336,733	314,638
Operating loss	(1,177)	(15,818)	(15,109)
Financial income and other, net	24,593	27,706	20,163
Income before taxes on income	23,416	11,888	5,054
Tax benefit (taxes on income)	(2,433)	6,358	(1,373)
Net Income	$ 20,983	$ 18,246	$ 3,681
Basic net income per share attributable to ordinary shareholders	$ 0.58	$ 0.49	$ 0.1
Basic weighted average ordinary shares	36,281,883	36,984,757	38,066,203
Diluted net income per share attributable to ordinary shareholders	$ 0.56	$ 0.48	$ 0.09
Diluted weighted average ordinary shares	37,174,763	37,840,154	39,151,047